Deposits - Weighted Average Interest Rates for Each Type of Deposit (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits:
Interest-bearing checking and money market accounts	$ 12,665,002	$ 12,610,073	$ 10,230,144
Savings accounts	7,043,602	6,415,608	4,780,007
Certificates of deposit	9,614,298	10,330,680	14,214,858
Non-interest-bearing accounts	4,874,234	3,080,452	2,432,123
Total deposits	$ 34,197,136	$ 32,436,813	$ 31,657,132
Percent of Total
Interest-bearing checking and money market accounts		38.87%	32.32%
Savings accounts		19.78%	15.10%
Certificates of deposit		31.85%	44.90%
Non-interest-bearing accounts		9.50%	7.68%
Total deposits		100.00%	100.00%
Weighted Average Interest Rate
Interest-bearing checking and money market accounts, weighted average interest rate		0.28%	1.30%
Savings accounts, weighted average interest rate		0.41%	0.75%
Certificates of deposit, weighted average interest rate		0.83%	2.30%
Total deposits, weighted average interest rate		0.45%	1.57%